Other Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Deposits	¥ 72,002	¥ 59,637
Deferred customer activation costs	70,150	75,657
Receivables held for sale (Non-current)	149,972
Installment receivables for handsets (Non-current)		88,716
Allowance for doubtful accounts	(1,926)	(1,530)
Long-term bailment for consumption to a related party	240,000	10,000
Other	29,941	23,267
Total	¥ 560,139	¥ 255,747